UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended December 31, 2002

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Trisun Asset Management, L.L.C.

Address:  153 East 53rd Street, 48th Floor
          New York, New York 10022


13F File Number: 28-10042

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Michael Bunyaner
Title:  Managing Member
Phone:  (212) 521-0981


Signature, Place and Date of Signing:


/s/ Michael Bunyaner         New York, New York                   2/12/03
----------------------       ---------------------                -------
     [Signature]                   [City, State]                   [Date]


Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number            Name


     28-
         -----------------------     --------------------------

     [Repeat as necessary.]



                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       None

Form 13F Information Table Entry Total:  35

Form 13F Information Table Value Total:  $126,259
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]



No.        Form 13F File Number                 Name

           28-
----          -------------------               ------------------------------

[Repeat as necessary.]

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                                               FORM 13F INFORMATION TABLE                                            12/31/2002

                                                         FAIR      SHARES/
                              TITLE OF        CUSIP      VALUE     PRINCIPAL  SH/  PUT/  INVESTMENT  OTHER        VOTING AUTHORITY
NAME OF ISSUER                CLASS           NUMBER     X($1,000) AMOUNT     PRN  CALL  DISCRETION  MANAGERS   SOLE    SHARED  NONE
--------------                -----           ------    ---------- ------     ---  ----  ----------  --------   ----    ------  ----
AMERICAN STANDARD COMPANIES   COMMON STOCK    029712106   4268      60000     SHR        SOLE                    60000   0      0
BERKSHIRE HATHAWAY INC DEL    COMMON STOCK    084670207   5125       2115     SHR        SOLE                     2115   0      0
DEAN FOODS CO                 COMMON STOCK    242370104   1855      50000     SHR        SOLE                    50000   0      0
QUEST DIAGNOSTICS INC         COMMON STOCK    74834L100  11022     193700     SHR        SOLE                   193700   0      0
ECHOSTAR COMMUNICATIONS CO    COMMON STOCK    278762109   3116     140000     SHR        SOLE                   140000   0      0
EATON CORP                    COMMON STOCK    278058102   4460      57100     SHR        SOLE                    57100   0      0
FEDERAL HOME LOAN MORTGAGE    COMMON STOCK    313400301   5622      95200     SHR        SOLE                    95200   0      0
GENERAL ELECTRIC CO           COMMON STOCK    369604103   4505     185000     SHR        SOLE                   185000   0      0
GLOBALSANTAFE CORP            COMMON STOCK    G3930E101   3726     153200     SHR        SOLE                   153200   0      0
GENESEE & WYOMING INC-CL A    COMMON STOCK    371559105   2849     140000     SHR        SOLE                   140000   0      0
HALLIBURTON CO                COMMON STOCK    406216101   1871     100000     SHR        SOLE                   100000   0      0
HOME DEPOT INC                COMMON STOCK    437076102   2402     100000     SHR        SOLE                   100000   0      0
IGEN INC                      COMMON STOCK    449536101   3000      70000     SHR        SOLE                    70000   0      0
INTERGRAPH CORP               COMMON STOCK    458683109   8226     463200     SHR        SOLE                   463200   0      0
LAMAR ADVERTISING CO-CL A     COMMON STOCK    512815101   4088     121500     SHR        SOLE                   121500   0      0
LEGGETT & PLATT INC           COMMON STOCK    524660107   4273     190400     SHR        SOLE                   190400   0      0
LOCKHEED MARTIN CORP          COMMON STOCK    539830109   4043      70000     SHR        SOLE                    70000   0      0
MANPOWER INC-WIS              COMMON STOCK    56418H100   4785     150000     SHR        SOLE                   150000   0      0
HERMAN MILLER INC             COMMON STOCK    600544100    615      33400     SHR        SOLE                    33400   0      0
MUELLER INDUSTRIES INC        COMMON STOCK    624756102   2774     101800     SHR        SOLE                   101800   0      0
NORTHROP CORP                 COMMON STOCK    666807102   2910      30000     SHR        SOLE                    30000   0      0
NASDAQ 100 SHARES             COMMON STOCK    631100104   4387     180000     SHR        SOLE                   180000   0      0
EVEREST REINSURANCE           COMMON STOCK    G3223R108   1383      25000     SHR        SOLE                    25000   0      0
E W SCRIPPS CO-CL A           COMMON STOCK    811054204   2001      26000     SHR        SOLE                    26000   0      0
TARGET CORP                   COMMON STOCK    87612E106   2250      75000     SHR        SOLE                    75000   0      0
TIFFANY & CO-NEW              COMMON STOCK    886547108   1196      50000     SHR        SOLE                    50000   0      0
GRUPO TMM S A DE CV           COMMON STOCK    40051D105   1765     342700     SHR        SOLE                   342700   0      0
THERMO ELECTRON CORP          COMMON STOCK    883556102   5261     261500     SHR        SOLE                   261500   0      0
UNITED HEALTHCARE CORP        COMMON STOCK    91324P102   3824      45800     SHR        SOLE                    45800   0      0
VARIAN INC                    COMMON STOCK    922206107   3156     110000     SHR        SOLE                   110000   0      0
VIACOM INC-CL B               COMMON STOCK    925524308   1675      41100     SHR        SOLE                    41100   0      0
WACHOVIA CORP                 COMMON STOCK    929903102   4610     126500     SHR        SOLE                   126500   0      0
WEATHERFORD INTERNATIONAL     COMMON STOCK    G95089101   1725      43200     SHR        SOLE                    43200   0      0
WILLIS GROUP HOLDINGS         COMMON STOCK    G96655108   3240     113000     SHR        SOLE                   113000   0      0
YAHOO INC                     COMMON STOCK    984332106   4251     260000     SHR        SOLE                   260000   0      0


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